Summary of Significant Accounting Policies - Schedule of Research and Development Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Research and development expense		$ 737	$ 1,625	$ 16,184